Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

Each of the members of the Company’s Board of Directors participated in its public offering in February 2015, purchasing an aggregate of 142,000 shares of the Company’s common stock and warrants to purchase up to an aggregate of 142,000 shares of its common stock for a total purchase price of $177,500 (see Note 2).

Pursuant to a sublease agreement dated March 30, 2015, the Company rented 9,849 square feet, plus free use of an additional area, of its San Diego facility to an entity affiliated with the Company’s non-executive Chairman for $12,804 per month, with a refundable security deposit of $12,804 due from the subtenant. The initial term of the sublease expired on July 31, 2015, and is subject to renewal on a month-to-month basis thereafter.

A member of the Company’s management is the controlling person of Aegea Biotechnologies, Inc. (“Aegea”). On September 2, 2012, the Company entered into an Assignment and Exclusive Cross-License Agreement (the “Cross-License Agreement”) with Aegea. The Company received payments totaling $25,763 from Aegea as reimbursements for shared patent costs under the Cross-License Agreement.

The Company believes that these transactions were on terms at least as favorable to the Company as could have been obtained from unrelated third parties.

18. Related Party Transactions

During 2005, the Company executed the Goodman Note in favor of an investor which became a beneficial owner of more than 5% of the Company’s common stock. As of December 31, 2012, the Company had $1,935,000 outstanding on this note. In June 2013, the investor converted the entire principal amount of $1,935,000 and accrued interest of approximately $105,000 due on the Goodman Note into 3,777,324 shares of Series A preferred stock. As of the closing of the Company’s IPO on February 10, 2014, such shares of preferred stock automatically converted into 89,936 shares of common stock.

During 2008, the Company executed the 2008 Convertible Note with an affiliate of a major shareholder who was a member of the Board of Directors in the amount of $1,400,000. A warrant to purchase preferred shares was issued along with the convertible promissory note (see Notes 9 and 10). In July 2013, the Company amended the 2008 Convertible Note with a principal balance of $1,400,000, held by a related party, to provide that all principal of and accrued interest on the note would automatically convert into common stock upon the closing of an IPO at the price per share at which common stock is sold in such IPO. In connection with the closing of the Company’s IPO on February 10, 2014, the $1,400,000 principal amount and $233,982 of accrued interest related to the 2008 Convertible Note were converted at $10.00 per share into a total of 163,399 shares of common stock (see Note 2).

As of June 28, 2013, $17,060,000 of principal and $2,339,000 of interest due to affiliates of a major shareholder who was a member of the Board of Directors under several note and warrant purchase agreements was converted into shares of 35,923,845 Series A preferred stock. As of December 31, 2013, the Company had $3,905,000 of such notes payable due to affiliates of this major shareholder (see Notes 9 and 10). In connection with the closing of the Company’s IPO on February 10, 2014, the total balance of outstanding notes payable of $3,905,000 together with $433,821 of accrued interest were converted at $10.00 per share into a total of 433,883 shares of common stock, including 163,399 shares associated with the 2008 Convertible Note (see Note 2).

As of June 28, 2013, approximately $975,000 of principal and $101,000 of interest due on a portion of notes payable outstanding with members of the Board of Directors under several different note and warrant purchase agreements were converted into 1,993,591 preferred shares (see Notes 9 and 10). As of December 31, 2013 and the closing of the Company’s IPO on February 10, 2014, the Company had approximately $1,479,000 and $1,554,000, respectively, of notes payable outstanding under such note and warrant purchase agreements. In connection with the closing of the Company’s IPO on February 10, 2014, the total aggregate balance of outstanding notes payable of $1,554,000 together with $87,531 of accrued interest were converted at $10.00 per share into a total of 164,104 shares of common stock (see Note 2).

In September and December 2013, and January 2014, the Company issued common stock warrants to five shareholders who were also affiliates in conjunction with their guarantees on the Company’s borrowings under the Company’s line of credit (see Notes 8 and 10).

During 2011, the Company entered into two supplier financing arrangements with a business owned by a member of the Board of Directors totaling $256,000, of which $66,000 is outstanding as of December 31, 2013 and was subsequently paid in full using the net proceeds from the Company’s IPO (see Notes 2 and 11).

A member of the Company’s management is the controlling person of Aegea Biotechnologies, Inc. (“Aegea”). On September 2, 2012, the Company entered into an Assignment and Exclusive Cross-License Agreement with Aegea Biotechnologies, Inc. The total amount of invoices received by the Company from Aegea during the year ended December 31, 2013 was approximately $2,000, which are unpaid and recorded in accounts payable at December 31, 2013 and 2014.

All of the members of the Company’s Board of Directors participated in its public offering in February 2015, purchasing an aggregate 142,000 shares of the Company’s common stock and warrants to purchase up to an aggregate of 142,000 shares of its common stock for total proceeds of $177,500 (see Note 21).

The Company believes that these transactions were on terms at least as favorable to the Company as could have been obtained from unrelated third parties.